Document and Entity Information	9 Months Ended
Sep. 30, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	Phillips 66 Partners LP
Entity Central Index Key	0001572910
Trading Symbol	PSXP
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	8-K
Document Period End Date	Sep. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q3
Amendment Flag	false